                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                      SUPPLEMENT DATED NOVEMBER 3, 2006 TO
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2005
         (AS SUPPLEMENTED MARCH 31, MAY 1, JUNE 19, AND AUGUST 9, 2006)


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 This information supplements the Statement of Additional Information of First
    American Investment Funds, Inc. dated December 30, 2005, as supplemented March 31, May 1, June 19, and August 9, 2006 (the "SAI"). This supplement, any previous supplements, and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.


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The table on page 76 of the "Portfolio Managers" section of the SAI is amended by adding the following:

                                                                                                            AMOUNT
                                                                                                        SUBJECT TO
                                                                      NUMBER OF                       PERFORMANCE-
PORTFOLIO MANAGER           TYPE OF ACCOUNT MANAGED                    ACCOUNTS         ASSETS           BASED FEE
-----------------           ----------------------                     --------         ------           ---------
Terry F. Sloan*             Registered Investment Company                  2      $1.9 billion                0
                            Other Pooled Investment Vehicles               0                 0                0
                            Other Accounts                                15      $700 million                0

Walter B. Stackow*          Registered Investment Company                  2      $1.9 billion                0
                            Other Pooled Investment Vehicles               0                 0                0
                            Other Accounts                                15      $700 million                0

  * The information provided is as of October 23, 2006.


         The table on page 80 of the "Ownership" section of the SAI is amended by adding the information listed below. For purposes of this table, the following letters indicate the range listed next to each letter:

         A - $0
         B - $1 - $10,000
         C - $10,001 - $50,000
         D - $50,001 - $100,000
         E - $100,001 - $500,000
         F - $500,001 - $1,000,000
         G - More than $1 million

                                                                      OWNERSHIP IN         OWNERSHIP IN
PORTFOLIO MANAGER         FUND                                            FUND             FUND COMPLEX
-----------------         ----                                            ----             ------------
Terry F. Sloan*           Large Cap Value Fund                              B                   C
                          Mid Cap Value Fund                                B

Walter B. Stackow*        Large Cap Value Fund                              A                   A
                          Mid Cap Value Fund                                A

  * The information provided is as of October 23, 2006.

                                                                  FAIF-SAI-STK#4